Income taxes - Components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of the income tax (expense)/benefit
Current tax	€ (409)	€ (295)	€ (367)
Deferred tax	137	(2,961)	229
Total	€ (272)	€ (3,256)	€ (138)